COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum rental commitments under non-cancelable operating leases are as follows:

Year ending December 31,

2017	$6,250
2018	5,835
2019	5,129
2020	5,023
2021 and thereafter	16,510

Total minimum lease payments *)	$38,747

*)	Minimum payments have been reduced by minimum sublease rental of $2,801 due in the future under non-cancelable subleases.